Consolidated Statements of Changes in Partners' Capital (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Limited Partner [Member]
Distributions declared and paid	$ 0.60	$ 0.40	$ 0.90